Consolidated Statements of Comprehensive Income/(Loss) (Parentheticals)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2019 ¥ / shares shares
Income Statement [Abstract]
Earnings per share from continuing operations Basic and diluted | (per share)	$ 0.00	¥ 0.00	¥ 0.07	¥ 0.10
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.57)	¥ (3.66)	¥ 0.55	¥ 0.85
Basic and diluted (in Shares) (in Shares)	66,667,000	66,667,000	54,166,750	50,000,000